The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings per share. (Details) - BRL (R$)
R$ / shares in Units, R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Profit (loss) for the year attributed to Company's shareholders	R$ 13,984,946	R$ (6,691,720)	R$ (2,540,995)
Profit loss from continuing operations attributable diluted to owners of parent	13,984,946	(6,691,720)	(2,540,995)
Distribution of unit value of priority dividends diluted	208,864
Distribution of unit value of priority dividends basic	208,864
Distribution of 6% ??ofunit price of common shares	273,729
Distribution of unit value of common shares diluted	273,729
Distribution of excess profits, by class	13,502,353
Distribution of plus income diluted	13,502,353
Reconciliation of income available for distribution, by class (numerator)	13,984,946	(6,691,720)	(2,540,995)
Profit loss available for distribution diluted	R$ 13,984,946	R$ (6,691,720)	R$ (2,540,995)
Weighted average number of shares, by class (denominator)	796,223,523	795,992,693	795,989,044
Weighted average shares diluted	797,218,524	797,218,554	797,218,554
Earnings (loss) per share	R$ 17.5747	R$ (8.4068)	R$ (3.1922)
Class a preference shares member
Earnings per share [line items]
Distribution of priority dividends attributable	R$ 208,574
Distribution of unit value of priority dividends diluted	208,574
Distribution of excess profits, by class	5,838,145
Distribution of plus income diluted	5,838,145
Reconciliation of income available for distribution, by class (numerator)	6,046,719	R$ (2,890,445)	R$ (1,097,559)
Profit loss available for distribution diluted	R$ 6,046,719	R$ (2,890,444)	R$ (1,097,559)
Weighted average number of shares, by class (denominator)	344,054,700	343,823,811	343,820,162
Weighted average shares diluted	345,049,701	345,049,672	345,049,672
Earnings (loss) per share	R$ 17.5749	R$ (8.4068)	R$ (3.1922)
Diluted earnings loss per share1	R$ 17.5242	R$ (8.3769)	R$ (3.1809)
Amount at beginning of year	343,824,794
Incentive long term plan payments with treasury shares	322,712	1,721	8,159
Preferred shares Classe "B" converted into preferred shares Classe "A"	10,720
Amount at the end of the year	344,158,226	343,824,794
Amount at beginning of year	343,824,794	343,823,073
Amount at the end of the year		343,824,794	343,823,073
Amount at beginning of year		343,823,073	343,814,914
Amount at the end of the year			343,823,073
Class a preference shares member | Weighted average [member]
Earnings per share [line items]
Amount at beginning of year	343,824,794
Incentive long term plan payments with treasury shares	229,877	738	5,248
Preferred shares Classe "B" converted into preferred shares Classe "A"	29
Amount at the end of the year	344,054,700	343,824,794
Amount at beginning of year	343,823,811	343,823,073
Amount at the end of the year		343,823,811	343,823,073
Amount at beginning of year		343,820,162	343,814,914
Amount at the end of the year			343,820,162
Class b preference shares member
Earnings per share [line items]
Distribution of unit value of priority dividends basic	R$ 290
Distribution of unit value o priority dividends diluted	290
Reconciliation of income available for distribution, by class (numerator)	290	R$ (4,205)	R$ (1,597)
Profit loss available for distribution diluted	R$ 290	R$ (4,205)	R$ (1,597)
Weighted average number of shares, by class (denominator)	500,171	500,230	500,230
Weighted average shares diluted	500,171	500,230	500,230
Earnings (loss) per share	R$ 0.5798	R$ (8.4068)	R$ (3.1922)
Diluted earnings loss per share1	R$ 0.5798	R$ (8.4068)	R$ (3.1922)
Amount at beginning of year	500,230
Preferred shares Classe "B" converted into preferred shares Classe "A"	(21,440)
Amount at the end of the year	478,790	500,230
Class b preference shares member | Weighted average [member]
Earnings per share [line items]
Amount at beginning of year	500,230
Preferred shares Classe "B" converted into preferred shares Classe "A"	(59)
Amount at the end of the year	500,171	500,230
Common shares member
Earnings per share [line items]
Distribution of excess profits, by class	R$ 7,664,208
Distribution of plus income diluted	7,664,208
Reconciliation of income available for distribution, by class (numerator)	7,937,937	R$ (3,797,070)	R$ (1,441,839)
Profit loss available for distribution diluted	R$ 7,937,937	R$ (3,797,071)	R$ (1,441,839)
Weighted average number of shares, by class (denominator)	451,668,652	451,668,652	451,668,652
Weighted average shares diluted	451,668,652	451,668,652	451,668,652
Earnings (loss) per share	R$ 17.5747	R$ (8.4068)	R$ (3.1922)
Diluted earnings loss per share1	R$ 17.5747	R$ (8.4068)	R$ (3.1922)